Indebtedness (Short-term borrowings) (Details) (Line of Credit [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Line of Credit [Member]
Short-term Debt [Line Items]
Number of Short-term Credit Agreements	24	20	19
Line of Credit Facility, Maximum Borrowing Capacity	$ 919,000,000	$ 583,000,000	$ 337,000,000
Line of Credit Facility, Amount Outstanding	607,400,000	372,000,000	287,000,000
Line of Credit Facility, Remaining Borrowing Capacity	311,600,000	211,000,000	50,000,000
Outstanding Borrowings, Secured by Term Deposits	43,300,000	13,000,000	20,000,000
Outstanding Borrowings, Secured by Real Property	23,200,000	0	0
Original Cost of Collateralized Assets	17,500,000
Interest Expense, Debt	20,818,060	12,037,913	11,250,052
Interest Costs Incurred, Capitalized	$ 10,154,263	$ 3,182,351	$ 2,752,239
Percentage Rate Range, Minimum	1.60%	1.11%	1.11%
Percentage Rate Range, Maximum	7.20%	5.84%	8.75%